EQUITY - Additional information (Details)				12 Months Ended
	Feb. 27, 2020 PEN (S/)	Feb. 27, 2019 PEN (S/)	Feb. 28, 2018 PEN (S/)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 PEN (S/) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 PEN (S/) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 PEN (S/) shares	Dec. 31, 2020 PEN (S/) shares	Dec. 31, 2019 PEN (S/) shares	Sep. 25, 2019 PEN (S/)	Dec. 31, 2018 PEN (S/) shares
Disclosure of equity [Line Items]
Number of shares issued | shares										94,382,317	94,382,317		94,382,317
Par value per share | $ / shares				$ 5		$ 5		$ 5
Purchase of treasury shares					S/ 151,900,000		S/ 103,200,000		S/ 95,400,000
Description of significant restrictions on entity's statutory reserve				required to keep a reserve that equals a percentage of paid-in capital (20, 30 or 50 percent, depending on its activities and the country in which production takes place); this reserve must be constituted with annual transfers of not less than 10 percent of net profits	required to keep a reserve that equals a percentage of paid-in capital (20, 30 or 50 percent, depending on its activities and the country in which production takes place); this reserve must be constituted with annual transfers of not less than 10 percent of net profits
Statutory reserve										S/ 6,990,100,000	S/ 6,236,500,000		S/ 5,179,000,000
Increase (decrease) through transfer to statutory reserve, equity	S/ 1,977,100,000	S/ 1,858,800,000	S/ 2,933,600,000
Withholding tax rate				5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Capital commitments										S/ 28,969,300,000	S/ 25,732,000,000.00000
Increase of capital requirement					S/ 7,973,900,000		S/ 4,151,600,000
Interim dividend payable												S/ 638,100,000
Group [Member]
Disclosure of equity [Line Items]
Purchase of number of treasury shares | shares				240,151	240,151	129,807	129,807	133,750	133,750
Purchase of treasury shares | $				$ 44,400,000		$ 31,000,000		$ 29,300,000.00000